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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06567
Invesco Van Kampen Municipal Opportunity Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Municipal Opportunity Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us                VK-CE-MOPP-QTR-1      05/11                Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—170.64%

Alabama—1.80%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGL) (a)(b)	5.00%	06/01/39	$1,975	$1,970,576
Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (b)	5.25%	07/01/30	1,500	1,530,885
Health Care Authority for Baptist Health (The); Series 2009 A, RB (c)(d)	6.13%	05/05/12	1,250	1,295,050
Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	1,600	1,146,032
Mobile Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB (e)	6.95%	01/01/20	5	—
Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	1,825	1,899,296

				7,841,839

Alaska—0.28%
Northern Tobacco Securitization Corp.; Series 2006 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/46	2,050	1,239,840

Arizona—4.70%
Arizona (State of) Capital Facilities Finance Corp. (Arizona State University); Series 2000, Student Housing RB	6.25%	09/01/32	1,425	1,340,426
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB (a)	5.00%	07/01/25	1,575	1,711,222
Series 2008 B, Highway RB (a)	5.00%	07/01/26	2,365	2,552,686
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	464,410
Series 2010, RB	5.13%	05/15/40	1,000	926,900
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Bonds (INS-AMBAC) (b)	5.25%	01/01/32	1,775	1,728,104
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(d)	5.00%	07/01/14	2,050	2,224,332
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (c)(d)	5.50%	05/01/12	1,125	1,161,113
Maricopa (County of) Stadium District; Series 2002, Ref. RB (INS-AMBAC) (b)	5.38%	06/01/19	1,500	1,397,520
Navajo (County of) Pollution Control Corp.;
Series 2009 C, PCR (c)(d)	5.50%	06/01/14	575	617,113
Series 2009 E, PCR (c)(d)	5.75%	06/01/16	675	758,363
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	595	535,768
Series 2009, Education RB	7.13%	01/01/45	570	515,901
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (f)	6.55%	12/01/37	2,100	1,854,384
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (a)	5.00%	01/01/28	1,930	2,077,992
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	705	604,573

				20,470,807

California—13.41%
Anaheim (City of) Public Financing Authority (Public Improvements); Series 1997 C, CAB Sub. Lease RB (INS-AGM) (b)(g)	0.00%	09/01/20	2,630	1,583,602
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/29	2,400	1,922,280
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (a)	5.00%	04/01/39	4,000	4,016,960
Beverly Hills (City of) Unified School District California (Election of 2008); Series 2009, CAB, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/28	750	280,590
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water RB (a)	5.00%	12/01/24	725	799,472
Series 2008 AE, Water RB (a)	5.00%	12/01/25	900	982,998
Series 2008 AE, Water RB (a)	5.00%	12/01/26	900	976,482
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Series 2008 AE, Water RB (a)	5.00%	12/01/27	$525	$566,249
Series 2008 AE, Water RB (a)	5.00%	12/01/28	900	964,980
California (State of) Health Facilities Financing Authority (Catholic Health Care West) Series 2009 A, RB	6.00%	07/01/34	1,000	1,033,540
California (State of) Housing Finance Agency (Home Mortgage);
Series 2007 G, RB (f)	4.95%	08/01/23	4,200	3,989,580
Series 2007 G, RB (f)	5.05%	02/01/29	2,255	2,014,369
Series 2008 K, RB (f)	5.30%	08/01/23	2,900	2,843,769
Series 2008 K, RB (f)	5.45%	08/01/28	3,400	3,217,726
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (f)	5.00%	07/01/27	2,000	2,005,120
California (State of) Public Works Board (Department of Mental Health Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/25	2,000	1,977,200
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	4,748,650
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,250	1,421,262
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,234,123
Series 2009 A, Ref. Economic Recovery GO Bonds	5.25%	07/01/21	1,800	2,072,700
Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	410	344,548
M-S-R Public Power Agency (San Juan); Series 2008 M, VRD RB (LOC-Dexia Credit Local) (h)(i)	0.45%	07/01/22	3,000	3,000,000
Morongo Band of Mission Indians (Enterprise Casino); Series 2008, RB (j)	5.50%	03/01/18	130	123,020
Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	1,050	1,050,714
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,100	2,008,503
San Francisco (City & County of) Airports Commission (San Francisco International Airport); Series 2008 A-4, Ref. RB (c)(d)(f)	6.50%	05/01/12	1,150	1,207,362
Southern California Public Power Authority (Mead-Adelanto); Series 2008 A, VRD RB (i)	0.11%	07/01/20	500	500,000
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,000	1,942,140
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	10,000	6,200,600
Turlock (City of) (Emanuel Medical Center, Inc.); Series 2004, Health Facilities COP	5.38%	10/15/34	1,600	1,299,680
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,000	2,056,560

				58,384,779

Colorado—3.50%
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	4,475	4,389,707
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, RB	5.00%	06/01/35	3,700	3,161,576
Colorado (State of) Health Facilities Authority (Portercare Adventist Health); Series 2001, Hospital RB (c)(k)	6.50%	11/15/11	1,000	1,038,000
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/27	500	415,460
Series 2007 A, RB	5.30%	07/01/37	375	279,390
Colorado (State of) Housing & Finance Authority; Series 1997 B-2, Insured MFH Mortgage RB (INS-FHA) (b)(f)	5.80%	10/01/28	640	640,211
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.50%	01/15/30	1,300	1,364,597
Highlands Ranch Metropolitan District No. 2;
Series 1996, Unlimited Tax GO Bonds (l)	6.50%	06/15/11	530	531,304
Series 1996, Unlimited Tax GO Bonds (INS-AGM) (b)	6.50%	06/15/11	470	471,137
Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. Hospital RB	5.90%	10/01/37	910	728,482
Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	1,050	1,056,510
Salida Hospital District; Series 2006, Hospital RB	5.25%	10/01/36	1,499	1,175,696

				15,252,070

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut—1.50%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(f)	6.60%	07/01/24	$3,800	$3,653,852
Connecticut (State of) Housing Finance Authority; Series 2010 D-2, Sub. Housing Mortgage Finance Program RB (f)	5.00%	05/15/31	1,550	1,530,687
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,350	1,353,672

				6,538,211

District of Columbia—4.94%
District of Columbia (Gonzaga College High School); Series 2002, RB (INS-AGM) (b)	5.25%	07/01/32	2,500	2,442,250
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	2,215	2,344,489
Series 2009, Hospital RB	6.50%	10/01/29	700	754,957
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility RB (INS-AGM/NATL/FGIC) (b)	5.50%	10/01/41	8,000	8,442,880
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGL) (a)(b)	5.00%	10/01/29	700	732,067
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGL) (a)(b)	5.00%	10/01/34	1,425	1,456,051
Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (INS-NATL/FGIC) (b)(f)	5.25%	10/01/32	5,350	5,360,860

				21,533,554

Florida—11.60%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	769,070
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	1,220	1,109,395
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,090	2,240,584
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, Healthcare Facilities RB (INS-AMBAC) (b)	5.95%	07/01/20	345	358,562
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/26	2,540	2,707,869
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/27	2,580	2,735,239
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/28	2,805	2,956,105
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/32	2,500	2,569,650
Florida (State of) Seminole Indian Tribe; Series 2007 A, Special Obligation RB (j)	5.75%	10/01/22	750	731,663
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGL) (a)(b)(f)	5.38%	10/01/33	900	896,454
Series 2008 A, RB (INS-AGL) (a)(b)(f)	5.50%	10/01/38	2,000	1,959,680
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.);
Series 2006, Ref. PCR (INS-AMBAC) (b)(c)(d)	5.00%	03/15/12	700	719,754
Series 2007 B, Ref. PCR (c)(d)	5.15%	09/01/13	775	830,219
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	2,000	1,912,860
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	595	606,846
Miami-Dade (County of) Miami International Airport; Series 2002, Aviation RB (INS-AGC/FGIC) (b)(f)	5.38%	10/01/27	2,100	2,115,414
Miami-Dade (County of) Miami International Airport; Series 2002, Aviation RB (INS-AGC/FGIC) (b)(f)	5.38%	10/01/32	2,500	2,470,100
Midtown Miami Community Development District Series 2004 A, Special Assessment RB	6.00%	05/01/24	520	508,560
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2007, First Mortgage RB	5.50%	07/01/32	1,525	1,231,804
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (e)	6.13%	05/01/35	120	1
Series 2010 A-2, Capital Improvement RB (m)	6.13%	05/01/35	125	76,385
Series 2010 B, Capital Improvement RB (m)	5.13%	05/01/17	280	233,542
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,000	910,980
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	2,400	2,714,040
Port St. Lucie (City of) (Southwest Annexation District No. 1); Series 2007 B, Special Assessment RB (INS-NATL) (b)	5.00%	07/01/40	5,500	4,415,895
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(c)(d)	5.35%	05/01/18	$2,900	$3,125,156
Reunion East Community Development District; Series 2005, Special Assessment RB (e)	5.80%	05/01/36	490	240,085
Seven Oaks Community Development District II (Pasco County); Series 2004 A, Special Assessment RB	5.88%	05/01/35	835	600,198
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (a)	5.00%	08/15/32	7,510	7,451,272
Sterling Hill Community Development (Hernando County); Series 2003 A, Capital Improvement RB	6.20%	05/01/35	750	653,475
Tolomato Community Development District; Series 2007, Special Assessment RB	6.65%	05/01/40	1,140	688,355

				50,539,212

Georgia—6.22%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	620	630,602
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	345	350,900
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	190	193,450
Atlanta (City of);
Series 2000 B, Airport General Ref. RB (INS-NATL/FGIC) (b)(f)	5.63%	01/01/30	1,000	1,002,730
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,000	5,010,400
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,150	1,259,158
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,250	1,360,475
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,150	1,245,818
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (c)(d)	2.50%	03/01/13	1,575	1,607,083
Georgia (State of) Municipal Electric Authority; Series 1997 A, RB (INS-NATL/IBC) (b)	6.50%	01/01/20	7,000	8,303,610
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 1992 A, PCR	6.80%	01/01/12	3,770	3,888,189
Oconee (County of) Industrial Development Authority (OIIT); Series 2003, RB (INS-SGI) (b)	5.25%	07/01/25	1,000	1,034,840
Putnam (County of) Development Authority (Georgia Power Co.); Series 1996, PCR	5.10%	06/01/23	1,200	1,222,452

				27,109,707

Hawaii—0.42%
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,875	1,823,906

Idaho—0.85%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	750	844,073
Series 2008 A, RB	6.75%	11/01/37	1,000	1,087,910
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	775	644,025
University of Idaho (The); Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	1,010	1,117,817

				3,693,825

Illinois—17.98%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Allocation RB	5.60%	01/01/23	1,250	1,046,012
Bolingbrook (Village of); Series 1999 B, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	01/01/30	1,365	405,460
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, IDR	5.50%	11/01/40	675	627,716
Chicago (City of) (O’Hare International Airport);
Series 2002 A, Ref. General Airport Third Lien RB (INS-NATL) (b)(f)	5.38%	01/01/32	3,150	3,006,517
Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/24	10,900	11,393,116
Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/25	10,000	10,367,900
Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/26	3,855	3,977,435
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	2,600	2,581,254
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	4,000	3,971,160
Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGL) (a)(b)	5.25%	01/01/25	1,450	1,485,163
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Series 2011, Tax Increment COP	7.13%	05/01/21	$725	$733,142
Series 2011, Tax Increment COP	7.13%	05/01/21	220	222,471
Granite City (City of) (Waste Management, Inc.); Series 2002, Disposal RB (c)(d)(f)	3.50%	05/01/27	800	818,648
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	2,300	2,172,166
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. RB	5.50%	10/01/22	1,100	1,148,774
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (a)	5.38%	08/15/24	2,200	2,390,454
Series 2009 A, RB (a)	5.75%	08/15/30	1,400	1,478,526
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	2,500	2,392,050
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS RB	7.00%	11/15/15	1,600	1,582,528
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,150	1,191,147
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	916,320
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,800	1,945,260
Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	5,500	4,900,280
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Dedicated State Tax RB (INS-NATL) (b)	5.25%	06/15/42	6,000	5,843,040
Series 2010 A, RB	5.50%	06/15/50	2,100	2,052,141
Illinois (State of) Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/17	5,000	6,215,550
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,025	3,009,270
Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (f)	7.00%	12/01/42	475	418,689

				78,292,189

Indiana—2.23%
Allen (County of) Juvenile Justice Center Building Corp.; Series 2001, First Mortgage RB (c)(k)	5.50%	01/01/12	1,000	1,040,660
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS Economic Development RB	7.25%	11/15/14	650	649,961
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,360	1,465,944
Indiana (State of) Finance Authority (Indianapolis Power & Light Company); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,525	1,671,110
Indiana (State of) Finance Authority; Series 1999, Ref. Exempt Facilities RB (f)	5.95%	08/01/30	2,500	2,500,250
Indiana (State of) Financing Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC- Harris N.A.) (h)(i)	0.14%	01/01/35	300	300,000
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (b)	7.00%	08/15/15	1,525	1,700,421
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, Hospital RB (j)	5.75%	09/01/42	500	396,945

				9,725,291

Iowa—0.44%
Des Moines (City of); Series 2000 A, Public Parking System RB (INS-NATL/FGIC) (b)	5.75%	06/01/17	1,890	1,897,088

Kansas—0.58%
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.75%	11/15/38	2,400	2,534,688

Kentucky—2.31%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGL) (b)	5.75%	12/01/28	1,400	1,470,224
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	1,500	1,497,765
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGL) (b)	5.25%	02/01/24	1,510	1,652,469
Series 2009, Ref. RB (INS-AGL) (b)	5.25%	02/01/25	1,710	1,845,620
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky—(continued)
Louisville/Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	$4,000	$3,597,120

				10,063,198

Louisiana—2.28%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (e)	5.25%	07/01/17	989	494,500
Louisiana (State of) Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGL) (b)	6.75%	06/01/26	1,900	2,207,838
Louisiana (State of) Energy & Power Authority; Series 2000, Ref. Power Project RB (INS-AGM) (b)	5.75%	01/01/12	3,000	3,094,050
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,054,620
Louisiana (State of) Rapides Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(f)	5.25%	03/01/13	1,850	1,933,916
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,200	1,158,564

				9,943,488

Maryland—0.89%
Maryland (State of) Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	940	916,021
Maryland (State of) Economic Development Corp. (Transportation Facilities); Series 2010 A, Economic Development RB	5.38%	06/01/25	665	641,858
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	1,676,640
Prince George’s (County of) (National Harbor); Series 2004, Special Obligation RB	5.20%	07/01/34	750	648,652

				3,883,171

Massachusetts—2.24%
Massachusetts (State of) Bay Transportation Authority; Series 1993 A, Ref. General Transportation System RB	5.50%	03/01/12	385	400,038
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.);
Series 2007 A, RB	5.75%	11/15/35	400	224,900
Series 2007 A, RB	5.75%	11/15/42	475	255,222
Massachusetts (State of) Development Finance Agency (SEAMASS System); Series 2001 A, Resource Recovery RB (INS-NATL) (b)	5.63%	01/01/16	3,000	3,066,420
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	750	805,088
Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	840	834,019
Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	1,650	1,663,250
Massachusetts (State of) Health & Educational Facilities Authority (Capital Asset Program); Series 1985 E, VRD RB (LOC-Fleet National Bank) (h)(i)	0.12%	01/01/35	1,000	1,000,000
Massachusetts (State of) Health & Educational Facilities Authority (Partner HealthCare System); Series 2001 C, RB (c)(k)	5.75%	07/01/11	965	979,137
Massachusetts (State of) Health & Educational Facilities Authority (Saint Memorial Medical Center); Series 1993 A, RB	6.00%	10/01/23	640	545,190

				9,773,264

Michigan—1.28%
Detroit (City of); Series 2001 C-1, Ref. Sewage Disposal System Sr. Lien RB (INS-AGM) (b)	7.00%	07/01/27	2,100	2,454,690
Eastern Michigan University Board of Regents; Series 2009 B, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.15%	03/01/49	1,800	1,800,000
Michigan (State of) Kent Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (c)(d)	5.25%	01/15/14	800	875,736
Series 2008 A, RB (c)(d)	5.50%	01/15/15	400	450,464

				5,580,890

Minnesota—0.80%
Chaska (City of); Series 2000 A, Electric RB	6.10%	10/01/30	10	10,011
Chisago (City of) (CDL Homes LLC); Series 2007, Health Care Facilities RB	6.00%	08/01/42	340	297,078
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Healthcare System RB	6.38%	11/15/23	$1,700	$1,901,773
Series 2008 A, Healthcare System RB	6.63%	11/15/28	1,150	1,254,627

				3,463,489

Mississippi—0.34%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 B, VRD Gulf Opportunity Zone IDR (i)	0.11%	12/01/30	1,000	1,000,000
Series 2007 C, VRD Gulf Opportunity Zone IDR (i)	0.11%	12/01/30	500	500,000

				1,500,000

Missouri—2.37%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association);
Series 2002, Healthcare Facilities RB	5.50%	06/01/22	350	351,228
Series 2002, Healthcare Facilities RB (c)(k)	5.50%	06/01/12	1,800	1,890,990
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. IDR	5.50%	09/01/28	1,400	1,477,910
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS Retirement Community RB	7.50%	11/15/16	1,500	1,510,755
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	730	698,800
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Sr. RB	5.38%	02/01/35	1,375	1,225,675
Missouri (State of) Health & Educational Facilities Authority (Senior Living Facilities-Lutheran); Series 2010, RB	5.50%	02/01/42	950	843,771
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Tax Increment Allocation RB	5.75%	11/01/27	575	517,897
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	615	562,092
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,450	1,261,239

				10,340,357

Nevada—2.10%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (b)(f)	5.25%	02/01/12	6,000	5,476,140
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	02/01/12	4,250	3,663,500

				9,139,640

New Hampshire—0.46%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(f)	6.30%	05/01/22	800	801,176
New Hampshire (State of) Business Finance Authority (United Illuminating Co.);
Series 1997, PCR (c)(d)(f)	7.13%	07/01/27	675	699,989
Series 2009 A, Ref. PCR (c)(d)(f)	6.88%	12/01/29	480	496,939

				1,998,104

New Jersey—8.67%
New Jersey (State of) Economic Development Authority (Lawrenceville School); Series 1996 B, VRD Economic Development RB (i)	0.10%	07/01/26	1,000	1,000,000
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,500	1,394,415
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	30,000	35,363,400

				37,757,815

New Mexico—1.00%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	1,900	1,811,460
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (a)	6.38%	08/01/32	1,250	1,355,488
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico—(continued)
University of New Mexico (The Regents of); Series 2002 A, Sub. Lien RB	5.25%	06/01/21	$1,125	$1,166,918

				4,333,866

New York—11.07%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,270	1,277,874
Series 2009, PILOT RB	6.38%	07/15/43	530	537,839
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 B, Liberty RB	6.75%	03/01/15	2,000	2,010,880
New York (City of) Industrial Development Agency (YMCA of Greater New York); Series 1997, Civic Facility RB	5.80%	08/01/16	975	977,467
New York (City of); Series 2008 I-1, Unlimited Tax GO Bonds (a)	5.00%	02/01/26	5,500	5,849,525
New York (State of) Dormitory Authority (City University System Consolidated);
Series 1993 A, RB	5.75%	07/01/13	2,005	2,096,247
Series 1995 A, RB	5.63%	07/01/16	3,100	3,456,159
New York (State of) Dormitory Authority (Upstate Community Colleges); Series 2004 B, RB	5.25%	07/01/20	1,500	1,600,935
New York (State of) Thruway Authority;
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/26	1,700	1,844,092
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/27	1,900	2,050,366
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/28	1,000	1,073,570
New York City (City of) Municipal Water Finance Authority; Series 2010 FF, Water & Sewer RB	5.00%	06/15/31	6,000	6,318,600
New York City (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.25%	01/15/39	1,800	1,859,796
Port Authority of New York & New Jersey (Consolidated One Hundred Forty-Fourth); Series 2006, RB (a)	5.00%	10/01/35	15,000	15,312,000
Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 2010, Special Obligation RB	6.00%	12/01/36	1,950	1,962,909

				48,228,259

North Carolina—6.29%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power Systems RB	5.00%	01/01/26	3,950	4,096,110
North Carolina (State of) Medical Care Commission (Southminister); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	705	581,421
North Carolina (State of) Municipal Power Agency No. 1 (Indexed Caps); Series 1992, Electric RB (INS-NATL) (b)	6.00%	01/01/12	22,000	22,711,040

				27,388,571

North Dakota—0.23%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	985,130

Ohio—6.87%
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Healthcare & Independent Living Facilities RB	5.75%	05/15/27	400	352,908
Lorain (County of) (Catholic Healthcare Partners);
Series 2002, Hospital RB	5.38%	10/01/30	500	501,460
Series 2003 C-1, Ref. Hospital RB (INS-AGM) (a)(b)	5.00%	04/01/24	3,000	3,109,230
Series 2006 A, Hospital RB (INS-AGM) (a)(b)	5.00%	02/01/24	2,750	2,851,255
Series 2006 B, Hospital RB (INS-AGM) (a)(b)	5.00%	02/01/24	2,775	2,877,203
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,037,360
Montgomery (County of) (Catholic Health); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,567,150
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	1,475	1,543,115
Series 2009 A, RB	6.25%	11/15/39	925	960,067
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006, Ref. PCR (c)(d)	2.25%	06/03/13	3,000	3,019,980
Series 2009 C, Ref. PCR	5.63%	06/01/18	2,600	2,815,488
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (c)(d)(f)	2.88%	08/01/14	2,000	2,026,800
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	$1,480	$1,400,213
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	1,900	1,959,926
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)(f)	5.30%	09/01/28	776	782,937
Series 2008 D, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)(f)	5.40%	03/01/33	616	622,536
Series 2008 F, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)	5.50%	09/01/39	1,417	1,455,415
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	950	1,047,090

				29,930,133

Oklahoma—0.28%
McAlester Public Works Authority; Series 2002, Utility System CAB RB (INS-AGM) (b)(g)	0.00%	02/01/34	3,970	1,237,330

Pennsylvania—4.16%
Chester (County of) Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (h)(i)	0.12%	07/01/31	2,000	2,000,000
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	950	954,902
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,800	1,717,686
Pennsylvania (State of) Turnpike Commission;
Series 2010 B-2, Conv. Sub. CAB RB (m)	5.75%	12/01/28	2,100	1,698,480
Series 2010 B-2, Conv. Sub. CAB RB (m)	6.00%	12/01/34	1,300	1,042,574
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2008 B, VRD RB (i)	0.12%	07/01/31	500	500,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (NewCourtland Elder Services); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (h)(i)	0.11%	03/01/27	2,080	2,080,000
Susquehanna Area Regional Airport Authority;
Series 2003 A, Airport System RB (INS-AMBAC) (b)(f)	5.38%	01/01/21	3,000	2,915,670
Series 2003 A, Airport System RB (INS-AMBAC) (b)(f)	5.38%	01/01/22	5,415	5,205,602

				18,114,914

Puerto Rico—3.18%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, Power RB	5.25%	07/01/27	2,100	2,084,145
Series 2010 XX, Power RB	5.25%	07/01/40	1,900	1,797,172
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
Series 2009 A, First Sub. Sales Tax RB (c)(d)(k)	5.00%	08/01/11	2,675	2,696,587
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	1,900	1,855,388
Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	3,500	3,346,805
Puerto Rico Sales Tax Financing Corp.; Series 2010 A, First Sub. Sales Tax RB	5.50%	08/01/42	2,100	2,084,334

				13,864,431

South Carolina—5.56%
Charleston (County of) Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, RB (a)	5.25%	12/01/25	2,500	2,616,525
Series 2005, RB (a)	5.25%	12/01/26	7,500	7,777,875
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.);
Series 2002 A, IDR (INS-AMBAC) (b)	5.20%	11/01/27	5,000	5,144,650
Series 2002 B, IDR (INS-AMBAC) (b)(f)	5.45%	11/01/32	3,750	3,626,587
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,840	1,846,808
South Carolina (State of) Jobs-Economic Development Authority (Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/27	725	289,783
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 A, Ref. RB	5.00%	01/01/33	2,775	2,897,405

				24,199,633

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee—1.67%
Chattanooga (City of) Health Educational & Housing Facility Board (CDFI Phase I, LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	$1,750	$1,505,298
Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage RB (c)(k)	8.00%	07/01/12	2,000	2,190,900
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital RB (INS-NATL/IBC) (c)(k)	7.50%	07/01/12	1,000	1,090,340
Shelby (County of) Health Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	2,400	2,480,328

				7,266,866

Texas—24.23%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (f)	4.85%	04/01/21	1,450	1,496,777
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGL) (b)	5.00%	08/15/18	1,150	1,273,084
Series 2009, Ref. & Improvement RB (INS-AGL) (b)	5.00%	08/15/19	1,350	1,482,070
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	615	649,704
Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.;
Series 2000 A, Joint Airport RB (INS-NATL/FGIC) (b)(f)	5.75%	11/01/30	4,000	4,003,640
Series 2001 A, Ref. Improvement Airport RB (INS-BHAC/FGIC) (b)(f)	5.50%	11/01/31	5,500	5,505,610
Series 2002 C, Joint Airport RB (INS-NATL) (b)(f)	5.75%	11/01/18	650	652,249
Series 2002 C, Joint Airport RB (INS-NATL) (b)(f)	6.00%	11/01/23	1,225	1,229,483
Series 2003 A, Joint Airport RB (INS-AGM) (b)(f)	5.50%	11/01/21	8,000	8,344,960
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGL) (a)(b)	5.00%	08/15/37	4,850	4,933,275
Harris (County of) (Toll Road); Series 2009 A, Sr. Lien RB (a)	5.00%	08/15/32	1,930	1,988,132
Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2007 B, VRD Hospital RB (LOC- JP Morgan Chase Bank, N.A.) (h)(i)	0.11%	11/15/47	825	825,000
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	750	827,843
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	950	985,084
Houston (City of);
Series 2000 A, Sub. Lien Airport System RB (INS-AGM) (b)(f)	5.63%	07/01/30	3,000	3,000,630
Series 2002, Sub. Lien Airport System RB (INS-AGM) (b)	5.50%	07/01/20	2,000	2,090,040
Series 2002 A, Sub. Lien Airport System RB (INS-AGM) (b)(f)	5.13%	07/01/32	10,000	9,797,600
Series 2007 A, Ref. Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	7,825	7,969,528
Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS-AGL) (a)(b)	5.00%	02/01/37	3,030	3,066,299
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	1,500	1,474,050
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, Health System RB	5.50%	02/15/37	1,250	1,010,038
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (c)(d)	5.60%	03/01/27	1,000	1,007,960
McLennan (County of) Public Facility Corp.; Series 2009, RB	6.63%	06/01/35	1,110	1,191,352
North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, RB (INS-AMBAC) (b)	5.25%	08/15/32	5,900	5,938,527
North Texas Tollway Authority (Special Projects System); Series 2011 A, RB	5.50%	09/01/36	2,670	2,823,018
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,044,330
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,080,470
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,000	1,068,750
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,650	2,670,034
Series 2008 L-2, Ref. First Tier System RB (c)(d)	6.00%	01/01/13	1,350	1,440,828
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	914,220
Series 2007, Retirement Facility RB	5.75%	11/15/37	1,785	1,540,723
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	$4,000	$3,694,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	400	332,540
Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,150	1,114,522
Tarrant (County of) Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGL) (b)	6.25%	07/01/28	3,000	3,203,880
Texas (State of) (Transportation Commission — Mobility Fund); Series 2008, Unlimited Tax GO Bonds (a)	5.00%	04/01/28	5,400	5,791,554
Texas (State of) Gulf Coast Waste Disposal Authority (Waste Management); Series 2006 D, RB (f)	4.55%	04/01/12	1,000	1,009,000
Texas A&M University Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/29	3,000	3,226,980
Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,430	1,503,102
Tyler (City of) Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	2,750	2,334,255

				105,535,141

Utah—0.67%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	730	612,010
Utah (State of) Mountain Regional Water Special Service District; Series 2003, Ref. Water RB (INS-NATL) (b)	5.00%	12/15/33	2,380	2,303,388

				2,915,398

Virgin Islands—0.39%
Virgin Islands Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,700	1,688,712

Virginia—0.45%
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.35%	09/01/28	743	707,076
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,228	1,247,341

				1,954,417

Washington—6.64%
Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation CAB RB (INS-NATL) (b)(g)	0.00%	02/01/25	9,850	5,000,845
Chelan (County of) Public Utility District No 1 (Hydro); Series 2001, Consolidated RB (INS-BHAC/NATL) (a)(b)(d)(f)	5.60%	01/01/36	7,500	7,517,175
Energy Northwest (Columbia Generating Station); Series 2001 A, Ref. Electric RB (INS-AGM) (c)(k)	5.50%	07/01/11	5,000	5,072,200
Energy Northwest (Washington State Public Power Supply System Nuclear); Series 1993 C, CAB RB (INS-NATL/IBC) (b)(g)	0.00%	07/01/14	5,125	4,883,715
Kalispel Tribe Indians; Series 2008, Priority District Washington RB	6.63%	01/01/28	1,250	1,105,012
Spokane (City of) Public Facilities District; Series 2003, RB (INS-NATL) (b)	5.25%	09/01/33	3,000	3,019,860
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, Health Care Facilities Authority RB	6.25%	11/15/41	950	972,582
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008, Non-Profit RB (j)	6.00%	01/01/27	1,440	1,327,651

				28,899,040

West Virginia—1.19%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Allocation RB	5.85%	06/01/34	500	438,340
Pleasants (County of) (County Commission Allegheny); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	796,167
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, Hospital RB	6.00%	10/01/20	1,000	981,730
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia—(continued)
Series 2008, Hospital RB	6.25%	10/01/23	$1,025	$997,879
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/34	1,000	1,009,010
Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/39	955	955,611

				5,178,737

Wisconsin—2.24%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (l)	5.50%	12/15/20	1,500	1,796,940
Superior (City of) (Superior Water, Light & Power Company); Series 2007 A, Ref. Collateralized Utility RB (f)	5.38%	11/01/21	425	435,043
Series 2007 B, Collateralized Utility RB (f)	5.75%	11/01/37	385	372,302
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)(d)	4.75%	08/15/14	1,000	1,066,630
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,270	1,343,914
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (a)(f)	5.30%	09/01/23	2,400	2,480,952
Series 2008 A, Home Ownership RB (a)(f)	5.50%	09/01/28	1,180	1,194,800
Wisconsin (State of); Series 2009 A, General Appropriation RB	5.38%	05/01/25	950	1,049,522

				9,740,103

Wyoming—0.33%
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,100	1,160,748
Uinta (County of) (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR (i)	0.08%	08/15/20	300	300,000

				1,460,748

TOTAL INVESTMENTS(n)—170.64% (Cost $738,923,676)				743,241,851

FLOATING RATE NOTE OBLIGATIONS—(23.09)%
Notes with interest rates ranging from 0.18% to 0.43% at 05/31/11 and contractual maturities of collateral ranging from 09/01/23 to 10/01/41 (See Note 1D) (o)				(100,580,000)

PREFERRED SHARES—(50.74)%				(221,000,000)

OTHER ASSETS LESS LIABILITIES—3.19%				13,882,845

NET ASSETS—100.00%				$435,544,696

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.

AGC	— Assured Guaranty Corp.

AGL	— Assured Guaranty Ltd.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.*

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

COP	— Certificates of Participation

FGIC	— Financial Guaranty Insurance Co.

FHA	— Federal Housing Administration

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

GO	— General Obligation

IBC	— International Bancshares Corp.

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

LOC	— Letter of Credit

MFH	— Multi-Family Housing
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

PILOT	— Payment-in-Lieu-of-Tax

RB	— Revenue Bonds

Ref.	— Refunding

Sec.	— Secured

SGI	— Syncora Guarantee, Inc.

Sr.	— Senior

Sub.	— Subordinated

TEMPS	— Tax-Exempt Mandatory Paydown Securities

VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $734,586, which represented 0.17% of the Trust’s Net Assets

(f)	Security subject to the alternative minimum tax.

(g)	Zero coupon bond issued at a discount.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $2,579,279, which represented 0.59% of the Trust’s Net Assets.

(k)	Advance refunded.

(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(m)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
National Public Finance Guarantee Corp.	20.74%
Assured Guaranty Municipal Corp.	11.85
American Municipal Bond Assurance Corp.*	5.74

(o)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $174,439,216 are held by Dealer Trusts and serve as collateral for the $100,580,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such
Invesco Van Kampen Municipal Opportunity Trust

transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest, facilities and maintenance fees, on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust will then be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on
Invesco Van Kampen Municipal Opportunity Trust

the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$-0-	$743,241,851	$-0-	$743,241,851
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2011 was $22,037,667 and $22,332,811, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$29,527,968
Aggregate unrealized (depreciation) of investment securities	(24,016,433)

Net unrealized appreciation of investment securities	$5,511,535

Cost of investments for tax purposes is $737,730,316.
Invesco Van Kampen Municipal Opportunity Trust

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Municipal Opportunity Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.